Summary of Significant Accounting Policies (Details) - Schedule of amortization of finite-lived intangible assets estimated useful lives	12 Months Ended
Dec. 31, 2022
Trademarks [Member]
Summary of Significant Accounting Policies (Details) - Schedule of amortization of finite-lived intangible assets estimated useful lives [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of amortization of finite-lived intangible assets estimated useful lives [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Licensed copyrights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of amortization of finite-lived intangible assets estimated useful lives [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years